Financial Instruments - Additional Information (Detail)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Financial Instruments [Line Items]
Cash	$ 80,563,482		$ 33,101,294
Current liabilities	5,628,005		3,103,386
Cash on hand	80,563,482		33,101,294
Accounts payable current	942,201		376,541
Impact on profit loss due to change in exchange rates	7,704,614	$ 92,509	336,426	$ 17,810
Accounts payable and accrued liabilities	5,549,553		3,031,527
Account receivable current	716,095		258,074
Currency Risk [Member]
Financial Instruments [Line Items]
Cash on hand	77,988,544	$ 1,449,522	3,740,799	$ 149,736
Accounts payable and accrued liabilities	$ 779,455		$ 120,361
Canada, Dollars [Member]
Financial Instruments [Line Items]
Foreign exchange rate translation	1.3706	1.3706	1.4389	1.4389
Percentage increase in significant unobservable inputs liabilities	10.00%	10.00%
Canada, Dollars [Member] | Currency Risk [Member]
Financial Instruments [Line Items]
Foreign exchange rate translation	0.9147	0.9147	0.8915	0.8915